T. ROWE PRICE Global Value Equity Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.8%
Common Stocks 0.8%
BAWAG Group  4,608 213
Total Austria (Cost
$214
)
213
BRAZIL 0.7%
Common Stocks 0.5%
Banco BTG Pactual  32,006 140
140
Preferred Stocks 0.2%
Marcopolo  108,374 52
52
Total Brazil (Cost
$199
)
192
CANADA 5.1%
Common Stocks 5.1%
Canadian Pacific Railway (USD) (1) 3,833 302
Definity Financial  3,079 89
Fairfax Financial Holdings  400 215
Franco-Nevada  2,863 367
GFL Environmental (1) 6,803 188
Sun Life Financial  5,250 244
Total Canada (Cost
$1,347
)
1,405
CHINA 2.6%
Common Stocks 2.6%
Baidu, ADR (USD) (2) 1,179 161
JOYY, ADR (USD)  2,505 65
Ping An Insurance Group, Class H (HKD)  26,000 153
Tongcheng Travel Holdings (HKD) (2) 101,200 193
Yangzijiang Shipbuilding Holdings (SGD)  217,500 147
Total China (Cost
$917
)
719
DENMARK 0.6%
Common Stocks 0.6%
Scandinavian Tobacco Group  9,518 182
Total Denmark (Cost
$197
)
182
T. ROWE PRICE Global Value Equity Fund

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 2.3%
Common Stocks 2.3%
Airbus  2,400 259
Sanofi  3,736 371
Total France (Cost
$629
)
630
GERMANY 1.2%
Common Stocks 1.2%
Daimler Truck Holding (2) 7,752 212
Fresenius  5,346 137
Total Germany (Cost
$440
)
349
INDIA 1.4%
Common Stocks 1.4%
ICICI Bank, ADR (USD)  11,584 241
Shriram Transport Finance  7,949 139
Total India (Cost
$279
)
380
ISRAEL 0.5%
Common Stocks 0.5%
Teva Pharmaceutical Industries, ADR (USD) (2) 16,266 152
Total Israel (Cost
$175
)
152
ITALY 0.6%
Common Stocks 0.6%
Stellantis  11,075 159
Total Italy (Cost
$177
)
159
JAPAN 7.5%
Common Stocks 7.5%
AGC  4,500 164
Astellas Pharma  17,000 266
Descente  4,100 87
Fujitsu  1,600 215
Hikari Tsushin  1,500 165
ITOCHU  7,300 213
MatsukiyoCocokara  4,300 162
Nippon Steel  9,700 144

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Nippon Telegraph & Telephone  10,800 309
Renesas Electronics (2) 20,300 193
Shibaura Machine  6,900 148
Total Japan (Cost
$2,002
)
2,066
KAZAKHSTAN 0.4%
Common Stocks 0.4%
NAC Kazatomprom, GDR (USD)  4,172 125
Total Kazakhstan (Cost
$133
)
125
MEXICO 0.6%
Common Stocks 0.6%
Fresnillo (GBP)  17,805 160
Total Mexico (Cost
$172
)
160
NETHERLANDS 2.7%
Common Stocks 2.7%
AerCap Holdings (USD) (2) 3,917 176
ING Groep  20,739 201
Koninklijke Philips  8,249 171
Prosus  3,143 205
Total Netherlands (Cost
$867
)
753
NORWAY 1.7%
Common Stocks 1.7%
Aker BP, SDR (SEK) (1)(2) 4,662 162
Grieg Seafood  12,341 189
TGS  8,072 120
Total Norway (Cost
$417
)
471
PORTUGAL 1.0%
Common Stocks 1.0%
Galp Energia  26,841 283
Total Portugal (Cost
$321
)
283

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 1.0%
Common Stocks 1.0%
Zurich Insurance Group  614 268
Total Switzerland (Cost
$208
)
268
UNITED KINGDOM 4.4%
Common Stocks 4.4%
ASOS (2) 3,476 44
AstraZeneca  4,096 539
Compass Group  11,433 268
Direct Line Insurance Group  68,716 172
Informa (2) 25,366 185
Total United Kingdom (Cost
$1,216
)
1,208
UNITED STATES 63.1%
Common Stocks 63.1%
AbbVie  3,511 504
Albemarle  750 183
Alphabet, Class A (2) 3,520 409
American International Group  6,074 314
Becton Dickinson & Company  2,768 676
Best Buy  2,000 154
Bright Horizons Family Solutions (2) 1,323 124
Broadcom  619 331
Centene (2) 4,231 393
CF Industries Holdings  2,622 250
Chevron  5,515 903
Chubb  2,448 462
Citigroup  4,824 250
Elevance Health  1,200 573
Fiserv (2) 2,599 275
FMC  2,167 241
General Electric  4,838 358
Goldman Sachs Group  771 257
Hartford Financial Services Group  4,137 267
Johnson & Johnson  3,319 579
Keurig Dr Pepper  12,804 496
L3Harris Technologies  1,621 389
Liberty Energy, Class A (2) 13,533 192
Meta Platforms, Class A (2) 1,015 162
Microsoft  2,066 580

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Morgan Stanley  3,577 302
NextEra Energy  5,976 505
PACCAR  2,586 237
Packaging Corp. of America  1,721 242
Pfizer  7,032 355
PG&E (2) 21,035 228
Public Service Enterprise Group  6,879 452
QUALCOMM  2,183 317
RenaissanceRe Holdings  1,492 193
Salesforce (2) 1,589 292
Scotts Miracle-Gro  1,275 113
Sempra Energy  3,208 532
Southern  7,167 551
Spirit AeroSystems Holdings, Class A (1) 3,300 108
Stanley Black & Decker  1,550 151
State Street  3,939 280
T-Mobile U.S. (2) 3,164 453
Thermo Fisher Scientific  940 563
United Parcel Service, Class B  1,129 220
UnitedHealth Group  1,473 799
Univar Solutions (2) 5,470 148
Walmart  3,475 459
Wells Fargo  9,603 421
Welltower, REIT (1) 2,690 232
Total United States (Cost
$15,018
)
17,475
VIETNAM 0.6%
Common Stocks 0.6%
FPT  48,000 177
Total Vietnam (Cost
$201
)
177
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 2.03% (3)(4) 186,750 187
Total Short-Term Investments (Cost $187) 187

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 2.03% (3)(4) 511,794 512
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 512
Total Securities Lending Collateral (Cost $512) 512
Total Investments in Securities 101.3%
(Cost $25,828) $ 28,066
Other Assets Less Liabilities (1.3)% (374)
Net Assets 100.0% $ 27,692
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2022.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 2++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 32  ¤  ¤ $ 699
T. Rowe Price Short-Term Fund 634  ¤  ¤ —
Total $ 699^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $699.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments
8
T. Rowe Price Global Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Value Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1231-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,572 $ 8,743 $ — $ 27,315
Preferred Stocks — 52 — 52
Short-Term Investments 187 — — 187
Securities Lending Collateral 512 — — 512
Total $ 19,271 $ 8,795 $ — $ 28,066